UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22273

Nuveen Pennsylvania Municipal Value Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:           4/30

Date of reporting period:         7/31/16

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments

	Nuveen Pennsylvania Municipal Value Fund (NPN)
	July 31, 2016 (Unaudited)

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value
	LONG-TERM INVESTMENTS – 101.6% (100.0% of Total Investments)

	MUNICIPAL BONDS – 101.6% (100.0% of Total Investments)

	Consumer Staples – 3.9% (3.8% of Total Investments)
$ 635	District of Columbia Tobacco Settlement Corporation, Tobacco Settlement Asset-Backed Bonds,	No Opt. Call	Baa1	$ 788,048
	Series 2001, 6.500%, 5/15/33
	Education and Civic Organizations – 6.1% (6.0% of Total Investments)
30	Dallas Area Municipal Authority, Pennsylvania, Revenue Bonds, Misericordia University, Series	5/24 at 100.00	Baa3	32,982
	2014, 5.000%, 5/01/37
	Huntingdon County General Authority, Pennsylvania, Revenue Bonds, Juniata College,
	Series 2016OO2:
15	3.250%, 5/01/36	5/26 at 100.00	BBB+	15,053
40	3.500%, 5/01/41	5/26 at 100.00	BBB+	40,449
500	Lehigh County General Purpose Authority, Pennsylvania, College Revenue Bonds, Muhlenberg	2/19 at 100.00	A+	538,120
	College Project, Series 2009, 5.250%, 2/01/39
35	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Holy Family University,	9/23 at 100.00	BBB–	38,890
	Series 2013A, 6.500%, 9/01/38
120	Pennsylvania Higher Educational Facilities Authority, Philadelphia University Refunding	6/23 at 100.00	BBB	137,448
	Revenue Bonds, Refunding Series 2013, 5.000%, 6/01/32
20	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Thomas Jefferson	9/22 at 100.00	A1	23,236
	University, Series 2012, 5.000%, 3/01/42
	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University of the
	Sciences in Philadelphia, Series 2012:
35	4.000%, 11/01/39	11/22 at 100.00	A3	37,539
60	5.000%, 11/01/42	11/22 at 100.00	A3	69,957
75	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Widener University,	No Opt. Call	A–	87,726
	Series 2013A, 5.500%, 7/15/38
100	Philadelphia Authority for Industrial Development, Pennsylvania, Revenue Bonds, Philadelphia	6/20 at 100.00	BB–	107,413
	Performing Arts Charter School, Series 2013, 6.750%, 6/15/43
100	Wilkes-Barre Finance Authority, Pennsylvania, Revenue Bonds, University of Scranton, Series	11/20 at 100.00	A–	113,790
	2010, 5.000%, 11/01/40
1,130	Total Education and Civic Organizations			1,242,603
	Health Care – 18.5% (18.2% of Total Investments)
650	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, University of	8/19 at 100.00	Aa3	734,767
	Pittsburgh Medical Center, Series 2009A, 5.500%, 8/15/34
100	Centre County Hospital Authority, Pennsylvania, Hospital Revenue Bonds, Mount Nittany Medical	11/25 at 100.00	A	119,471
	Center Project, Series 2016A, 5.000%, 11/15/46
55	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health	6/26 at 100.00	A+	66,739
	System Project, Refunding Series 2016A, 5.000%, 6/01/35
35	Dauphin County General Authority, Pennsylvania, Health System Revenue Bonds, Pinnacle Health	6/22 at 100.00	A+	40,145
	System Project, Series 2012A, 5.000%, 6/01/42
600	Geisinger Authority, Montour County, Pennsylvania, Health System Revenue Bonds, Geisinger	6/19 at 100.00	AA	662,820
	Health System, Series 2009A, 5.250%, 6/01/39
210	Lancaster County Hospital Authority, Revenue Bonds, University of Pennsylvania Health System,	8/26 at 100.00	AA–	254,713
	Refunding Series 2016B, 5.000%, 8/15/46
150	Lancaster County Hospital Authority, Revenue Bonds, University of Pennsylvania Health System,	8/26 at 100.00	AA–	182,531
	Series 2016A, 5.000%, 8/15/42
	Lehigh County General Purpose Authority, Pennsylvania, Revenue Bonds, Good Shepherd Group,
	Series 2016:
30	3.000%, 11/01/36	5/26 at 100.00	A	29,528
150	4.000%, 11/01/41	5/26 at 100.00	A	162,006
100	Lycoming County Authority, Pennsylvania, Health System Revenue Bonds, Susquehanna Health	7/19 at 100.00	A–	113,568
	System Project, Series 2009A, 5.750%, 7/01/39
5	Montgomery County Higher Education and Health Authority, Pennsylvania, Hospital Revenue	6/19 at 100.00	A	5,473
	Bonds, Abington Memorial Hospital Obligated Group, Series 2009A, 5.125%, 6/01/33
200	Montgomery County Industrial Development Authority, Pennsylvania, Health System Revenue	1/25 at 100.00	Baa2	229,620
	Bonds, Albert Einstein Healthcare Network Issue, Series 2015A, 5.250%, 1/15/45
100	Philadelphia Hospitals and Higher Education Facilities Authority, Pennsylvania, Hospital Revenue	7/22 at 100.00	BBB–	112,526
	Bonds, Temple University Health System Obligated Group, Series 2012A, 5.625%, 7/01/42
710	St. Mary Hospital Authority, Pennsylvania, Health System Revenue Bonds, Catholic Health East,	5/19 at 100.00	AA	806,545
	Series 2009D, 6.250%, 11/15/34
100	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy	1/21 at 100.00	AA	120,154
	Spirit Hospital of the Sisters of Christian Charity Project, Series 2011, 6.250%, 1/01/31
100	West Shore Area Authority, Cumberland County, Pennsylvania, Hospital Revenue Bonds, Holy	1/22 at 100.00	AA	119,632
	Spirit Hospital of the Sisters of Christian Charity, Series 2011B, 5.750%, 1/01/41
3,295	Total Health Care			3,760,238
	Housing/Multifamily – 7.0% (6.9% of Total Investments)
15	Chester County Industrial Development Authority, Pennsylvania, Student Housing Revenue Bonds,	8/23 at 100.00	Baa3	16,445
	University Student Housing, LLC Project at West Chester University Series 2013A,
	5.000%, 8/01/45
30	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc. –	No Opt. Call	BBB–	33,212
	Student Housing Project at Millersville University, Series 2014, 5.000%, 7/01/46
100	East Hempfield Township Industrial Development Authority, Pennsylvania, Student Services Inc. –	7/25 at 100.00	BBB–	111,759
	Student Housing Project at Millersville University, Series 2015, 5.000%, 7/01/47
50	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, Edinboro University	7/20 at 100.00	Baa3	54,895
	Foundation Student Housing Project, Series 2010, 6.000%, 7/01/43
300	Pennsylvania Higher Educational Facilities Authority, Revenue Bonds, University Properties Inc.	7/26 at 100.00	Baa3	349,179
	Student Housing Project at East Stroudsburg University of Pennsylvania, Series 2016A, 5.000%,
	7/01/35 (WI/DD, Settling 8/01/16)
800	Pittsburgh Urban Redevelopment Authority, Pennsylvania, Multifamily Housing Revenue Bonds,	10/19 at 100.00	Aa1	847,191
	Eva P. Mitchell Residence Project, Series 2009, 5.100%, 10/20/44
1,295	Total Housing/Multifamily			1,412,681
	Housing/Single Family – 6.1% (6.0% of Total Investments)
	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2012-114:
55	3.300%, 10/01/32	No Opt. Call	AA+	57,013
25	3.650%, 10/01/37	No Opt. Call	AA+	25,967
30	3.700%, 10/01/42	No Opt. Call	AA+	31,456
130	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2015-116B,	10/24 at 100.00	AA+	136,752
	4.000%, 4/01/45
315	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2015-118B,	4/25 at 100.00	AA+	337,050
	4.100%, 10/01/45
55	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-119,	4/25 at 100.00	AA+	56,999
	3.500%, 10/01/36
500	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Series 2016-120,	10/25 at 100.00	AA+	502,994
	3.200%, 4/01/40
50	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option	10/22 at 100.00	AA+	65,644
	Bond Trust 2015-XF0066, 13.095%, 10/01/33 (Alternative Minimum Tax) (IF)
25	Pennsylvania Housing Finance Agency, Single Family Mortgage Revenue Bonds, Tender Option	10/22 at 100.00	AA+	29,542
	Bond Trust 2015-XF0109, 9.734%, 4/01/33 (IF) (4)
1,185	Total Housing/Single Family			1,243,417
	Long-Term Care – 3.0% (3.0% of Total Investments)
	Cumberland County Municipal Authority, Pennsylvania, Revenue Bonds, Diakon Lutheran Social
	Ministries Project, Series 2015:
120	4.000%, 1/01/33	1/25 at 100.00	BBB+	130,688
135	5.000%, 1/01/38	1/25 at 100.00	BBB+	157,972
20	Lancaster County Hospital Authority, Pennsylvania, Health Center Revenue Bonds, Masonic	5/25 at 100.00	A	23,762
	Villages Project, Series 2015, 5.000%, 11/01/35
55	Lancaster Industrial Development Authority, Pennsylvania, Revenue Bonds, Garden Spot Village	5/23 at 100.00	BBB	63,475
	Project, Series 2013, 5.750%, 5/01/35
200	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, ACTS	11/26 at 100.00	A–	239,446
	Retirement – Life Communities, Inc. Obligated Group, Series 2016, 5.000%, 11/15/36
	(WI/DD, Settling 8/16/16)
530	Total Long-Term Care			615,343
	Materials – 0.8% (0.8% of Total Investments)
150	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Bonds,	11/24 at 100.00	N/R	169,389
	National Gypsum Company, Refunding Series 2014, 5.500%, 11/01/44 (Alternative Minimum Tax)
	Tax Obligation/General – 6.7% (6.6% of Total Investments)
220	Allegheny County, Pennsylvania, General Obligation Bonds, Series 2013C-72, 5.250%, 12/01/32	12/23 at 100.00	AA–	270,765
45	Boyertown Area School District, Berks and Montgomery Counties, Pennsylvania, General	4/24 at 100.00	AA	53,326
	Obligation Bonds, Series 2015, 5.000%, 10/01/38
115	Canon-McMillan School District, Washington County, Pennsylvania, General Obligation Bonds,	12/24 at 100.00	AA	138,146
	Series 2014D, 5.000%, 12/15/39
195	Lehighton Area School District, Carbon County, Pennsylvania, General Obligation Bonds, Limited	11/23 at 100.00	AA	228,877
	Tax Series 2015A, 5.000%, 11/15/43 – BAM Insured
15	Pittsburgh School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	9/22 at 100.00	AA	18,060
	2014A, 5.000%, 9/01/25 – BAM Insured
390	Pittsburgh, Pennsylvania, General Obligation Bonds, Series 2012B, 5.000%, 9/01/26	9/22 at 100.00	A+	467,552
	Pocono Mountain School District, Monroe County, Pennsylvania, General Obligation Bonds,
	Refunding Series 2016:
25	3.125%, 9/01/32 – AGM Insured	9/25 at 100.00	AA	26,378
35	3.300%, 9/01/34 – AGM Insured	9/25 at 100.00	AA	36,908
35	Radnor Township School District, Delaware County, Pennsylvania, General Obligation Bonds,	2/18 at 100.00	Aa1	35,594
	Series 2012, 3.000%, 2/15/34
25	Scranton, Pennsylvania, General Obligation Bonds, Series 2012A, 8.500%, 9/01/22	No Opt. Call	N/R	28,149
25	Scranton, Pennsylvania, General Obligation Bonds, Series 2012C, 7.250%, 9/01/22	No Opt. Call	N/R	26,562
	The Redevelopment Authority of the City of Scranton, Lackawanna county, Pennsylvania,
	Guaranteed Lease Revenue Bonds, Series 2016A:
15	5.000%, 11/15/21	No Opt. Call	BB	16,056
10	5.000%, 11/15/28	5/24 at 100.00	BB	10,740
1,150	Total Tax Obligation/General			1,357,113
	Tax Obligation/Limited – 12.8% (12.6% of Total Investments)
25	Allentown Neighborhood Improvement Zone Development Authority, Pennsylvania, Tax Revenue	5/22 at 100.00	Baa2	27,506
	Bonds, Series 2012A, 5.000%, 5/01/35
120	Government of Guam, Business Privilege Tax Bonds, Series 2011A, 5.250%, 1/01/36	1/22 at 100.00	A	131,590
550	Guam Government, Limited Obligation Section 30 Revenue Bonds, Series 2009A, 5.750%, 12/01/34	12/19 at 100.00	BBB+	615,522
104	Monroe County Industrial Development Authority, Pennsylvania, Special Obligation Revenue	7/24 at 100.00	N/R	111,987
	Bonds, Tobyhanna Township Project, Series 2014, 6.875%, 7/01/33
	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Subordinate Special Revenue
	Bonds, Series 2010A:
580	5.500%, 12/01/34	12/20 at 100.00	AA–	676,268
100	5.000%, 12/01/38	12/19 at 100.00	AA–	111,936
100	Pennsylvania Turnpike Commission, Motor License Fund-Enhanced Turnpike Subordinate Special	No Opt. Call	AA–	89,948
	Revenue Bonds, Series 2014A, 0.000%, 12/01/37 (5)
750	Philadelphia Municipal Authority, Pennsylvania, Lease Revenue Bonds, Series 2009, 6.500%, 4/01/34	4/19 at 100.00	A+	845,482
2,329	Total Tax Obligation/Limited			2,610,239
	Transportation – 6.1% (6.0% of Total Investments)
240	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E,	1/20 at 100.00	A	270,574
	5.000%, 1/01/40
140	Pennsylvania Economic Development Financing Authority, Parking System Revenue Bonds, Capitol	1/24 at 100.00	AA	164,686
	Region Parking System, Series 2013A, 5.250%, 1/01/44 – AGM Insured
175	Pennsylvania Economic Development Financing Authority, Private Activity Revenue Bonds,	6/26 at 100.00	BBB	205,984
	Pennsylvania Rapid Bridge Replacement Project, Series 2015, 5.000%, 6/30/42 (Alternative
	Minimum Tax)
460	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series 2015B, 5.000%, 12/01/45	12/25 at 100.00	A1	549,318
50	Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Subordinate Lien, Refunding Series	12/19 at 100.00	A–	55,495
	2010B-1, 5.000%, 12/01/37
1,065	Total Transportation			1,246,057
	U.S. Guaranteed – 14.7% (14.5% of Total Investments) (6)
700	Bethel Park School District, Allegheny County, Pennsylvania, General Obligation Bonds, Series	8/19 at 100.00	Aa2 (6)	792,260
	2009, 5.100%, 8/01/33 (Pre-refunded 8/01/19)
675	Delaware County Authority, Pennsylvania, Revenue Bonds, Neumann College, Series 2008, 6.000%,	10/18 at 100.00	BBB (6)	753,225
	10/01/30 (Pre-refunded 10/01/18)
750	Montgomery County Industrial Development Authority, Pennsylvania, Revenue Bonds, ACTS	11/19 at 100.00	A– (6)	883,904
	Retirement – Life Communities, Inc. Obligated Group, Series 2009A-1, 6.250%, 11/15/29
	(Pre-refunded 11/15/19)
500	Pennsylvania Economic Development Financing Authority, Health System Revenue Bonds , Albert	10/19 at 100.00	N/R (6)	567,550
	Einstein Healthcare, Series 2009A, 6.250%, 10/15/23 (Pre-refunded 10/15/19)
2,625	Total U.S. Guaranteed			2,996,939
	Utilities – 5.9% (5.8% of Total Investments)
750	Chester County Industrial Development Authority, Pennsylvania, Water Facilities Revenue Bonds,	2/17 at 100.00	AA–	759,098
	Aqua Pennsylvania Inc. Project, Series 2007A, 5.000%, 2/01/40 – FGIC Insured (Alternative
	Minimum Tax)
170	Delaware County Industrial Development Authority, Pennsylvania, Revenue Bonds, Covanta	7/20 at 100.00	Ba2	176,579
	Project, Refunding Series 2015A, 5.000%, 7/01/43
100	Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue Refunding	9/25 at 100.00	B+	107,683
	Bonds, PPL Energy Supply, LLC Project, Series 2009A, 6.400%, 12/01/38
125	Philadelphia Gas Works, Pennsylvania, Revenue Bonds, Refunding Thirteenth Series 2015,	8/25 at 100.00	A–	151,228
	5.000%, 8/01/30
1,145	Total Utilities			1,194,588
	Water and Sewer – 10.0% (9.8% of Total Investments)
175	Bucks County Water and Sewer Authority, Pennsylvania, Revenue Bonds, Tender Option Bond	No Opt. Call	AA	255,052
	Trust 2015-XF0123, 12.178%, 12/01/19 – AGM Insured (IF) (4)
75	Easton, Pennsylvania, Area Joint Sewer Authority, Water and Sewer Revenue Bonds, Series 2015,	12/23 at 100.00	AA	77,981
	3.125%, 12/01/33 – BAM Insured
30	Findlay Township Municipal Authority, Allegheny County, Pennsylvania, Revenue Bonds, Series	12/20 at 100.00	AA	30,353
	2015, 3.125%, 12/15/32 – BAM Insured
200	Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds, Allentown Concession,	12/23 at 100.00	A	236,082
	Series 2013A, 5.125%, 12/01/47
	Philadelphia, Pennsylvania, Water and Wastewater Revenue Bonds, Series 2009A:
750	5.250%, 1/01/32	1/19 at 100.00	A1	821,347
500	5.250%, 1/01/36	1/19 at 100.00	A1	547,315
60	Robinson Township Municipal Authority, Allegheny County, Pennsylvania, Water and Sewer	11/19 at 100.00	AA	61,487
	Revenue Bonds, Series 2014, 4.000%, 5/15/40 – BAM Insured
1,790	Total Water and Sewer			2,029,617
$ 18,324	Total Long-Term Investments (cost $18,371,670)			20,666,272
	Other Assets Less Liabilities – (1.6)%			(327,552)
	Net Assets Applicable to Common Shares – 100%			$ 20,338,720

Fair Value Measurements
Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund's fair value measurements as of the end of the reporting period:
	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$20,666,272	$ —	$20,666,272

Income Tax Information
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.
As of July 31, 2016, the cost of investments was $18,342,751.
Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2016, were as follows:

Gross unrealized:
Appreciation	$2,324,409
Depreciation	(888)
Net unrealized appreciation (depreciation) of investments	$2,323,521

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group
(“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are
considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Step-up coupon. The rate shown is the coupon as of the end of the reporting period.
(6)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(IF)	Inverse floating rate investment.
(WI/DD)	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Pennsylvania Municipal Value Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy Vice President and Secretary

Date:         September 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman Chief Administrative Officer (principal executive officer)

Date:         September 29, 2016

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy Vice President and Controller (principal financial officer)

Date:         September 29, 2016